Mining interests - Otjikoto - Narrative (Details) $ in Millions	Jan. 23, 2024 $ / Ounce	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities | $ / Ounce	2,191
Otjikoto Mine
Disclosure of detailed information about property, plant and equipment [line items]
Estimated undiscounted severance obligation before inflation adjustments		$ 16
Restructuring provision		$ 12
Otjikoto Mine | Restructuring provision | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities		0.11
Otjikoto Mine | Restructuring provision | Inflation rate
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities		0.07
Otjikoto Mine | Restructuring provision | Exchange rate
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities		18.30